Loss per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Loss per Share
21.	LOSS PER SHARE

For the purpose of calculating net loss per share, the number of shares used in the calculation reflects the outstanding shares of the Company as if the 2021 Reorganization as described in Note 1 took place at the earliest period presented.

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator
Net loss	(244,827)	(300,765)	(475,968)
Deemed dividend	(2,211,330)	(446,419)	—
Net loss attributable to ordinary shareholders	(2,456,157)	(747,184)	(475,968)
Denominator
Weighted average number of ordinary shares outstanding-basic and diluted	104,987,478	115,534,593	124,783,013
Basic and diluted net loss per share attributable to ordinary shareholders	(23.39)	(6.47)	(3.81)

For the years ended December 31, 2021, 2022 and 2023, the following share options were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the period prescribed.

	For the year ended December 31,
	2021	2022	2023
	Number	Number	Number
Shares issuable upon exercise of share options	9,173,623	9,608,634	10,191,721
Shares issuable upon exercise of restricted share units	—	—	153,321
Shares issuable upon exercise of tandem award	—	60,000	60,000
Total	9,173,623	9,668,634	10,405,042